VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment:
Property, Plant and Equipment, Gross	$ 1,043,439,000	$ 771,945,000
Property, Plant and Equipment, Net	734,155,000	342,987,000	289,182,000
Accumulated depreciation	231,724,000	198,330,000
Components of vessels and equipment, net:
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	811,715,000	573,615,000
Depreciation and amortization expense	36,871,000	85,524,000	70,286,000
Vessels and equipment
Components of vessels and equipment, net:
Number of owned shipping vessels	7	6
Depreciation and amortization expense	36,900,000	70,300,000	54,300,000
Drydocking [Member]
Components of vessels and equipment, net:
Cost	33,100,000	34,200,000
Accumulated depreciation and amortization	(18,900,000)	(12,900,000)
Office equipment
Components of vessels and equipment, net:
Cost	1,700,000	1,800,000
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	$ 700,700,000	$ 432,900,000